Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)	Sep. 30, 2025		Mar. 31, 2025		Mar. 31, 2024
Other current liabilities:
Advances from customers	$ 379,022		$ 275,809		$ 415,463
Cheques issued	1,532,866	[1]	4,418,753	[1],[2]	2,008,696	[2]
Statutory liabilities	188,998		23,123
Others - capital creditors	991,962		1,409,655		897,041
Total	$ 3,092,848		$ 6,127,340		$ 3,413,025

[1]	This represents cheques issued to broadcasters which have been accounted for, but remain uncleared as of the reporting date.
[2]	This represents cheques issued to broadcasters which have been accounted for, but remain uncleared as of the reporting date.